RISK MANAGEMENT - Movement of the impairment provision of the financial assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Disclosure of loans and receivables [Line Items]
Beginning balance	$ 4,261,444		$ 3,718,324
Allowance of the period charged to profit or loss	5,596,856		4,984,501
Recovery of provisions with partial payment to profit or loss	(1,534,924)		(2,051,738)
Charge-offs of the year	(2,683,542)		(2,354,987)
Sale of portfolio	(24,503)
Exchange differences	3,150		(34,656)
Ending balance	5,618,481	[1]	4,261,444
Commercial loans
Disclosure of loans and receivables [Line Items]
Beginning balance	1,814,944		1,679,229
Allowance of the period charged to profit or loss	1,825,905		1,522,077
Recovery of provisions with partial payment to profit or loss	(584,091)		(857,465)
Charge-offs of the year	(400,653)		(495,326)
Exchange differences	3,217		(33,571)
Ending balance	2,659,322		1,814,944
Consumer
Disclosure of loans and receivables [Line Items]
Beginning balance	2,022,825		1,679,147
Allowance of the period charged to profit or loss	3,403,092		3,088,950
Recovery of provisions with partial payment to profit or loss	(780,874)		(976,258)
Charge-offs of the year	(2,165,857)		(1,759,896)
Sale of portfolio	(24,503)
Exchange differences	2,108		(9,118)
Ending balance	2,456,791		2,022,825
Mortgage
Disclosure of loans and receivables [Line Items]
Beginning balance	124,100		95,102
Allowance of the period charged to profit or loss	81,189		75,059
Recovery of provisions with partial payment to profit or loss	(28,051)		(37,863)
Charge-offs of the year	(45,918)		(15,828)
Exchange differences	(438)		7,630
Ending balance	130,882		124,100
Financial Leasing
Disclosure of loans and receivables [Line Items]
Beginning balance	236,438		215,640
Allowance of the period charged to profit or loss	222,043		225,498
Recovery of provisions with partial payment to profit or loss	(112,671)		(162,033)
Charge-offs of the year	(46,754)		(55,234)
Exchange differences	(1,737)		12,567
Ending balance	297,319		236,438
Microcredit
Disclosure of loans and receivables [Line Items]
Beginning balance	63,137		49,206
Allowance of the period charged to profit or loss	64,627		72,917
Recovery of provisions with partial payment to profit or loss	(29,237)		(18,119)
Charge-offs of the year	(24,360)		(28,703)
Exchange differences			(12,164)
Ending balance	74,167		$ 63,137
Total loan impairment provision [member]
Disclosure of loans and receivables [Line Items]
Ending balance	$ 5,946,726

[1]	See note 2.32, Changes in presentation.